CONSOLIDATED BALANCE SHEETS - TRY (₺) ₺ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	₺ 3,813,469	₺ 592,643
Restricted cash	39,998
Financial investments	1,158,052
Trade receivables	224,691	157,107
Due from related parties	2,184	3,408
Inventories	1,639,480	770,141
Contract assets	7,351	55,737
Other current assets	199,787	110,795
Total current assets	7,085,012	1,689,831
Non-current assets:
Property and equipment	90,540	56,950
Intangible assets	202,798	89,387
Right of use assets	205,755	125,983
Other non-current assets	297,258	2,806
Total non-current assets	796,351	275,126
Total assets	7,881,363	1,964,957
Current liabilities:
Bank borrowings	193,184	347,436
Lease liabilities	109,310	51,211
Wallet deposits	40,924
Trade payables and payables to merchants	4,062,149	2,024,549
Due to related parties	9,047	3,930
Provisions	132,422	3,734
Employee benefit obligations	70,729	22,808
Contract liabilities and merchant advances	219,241	150,698
Other current liabilities	163,543	51,779
Total current liabilities	5,000,549	2,656,145
Non-current liabilities:
Lease liabilities	101,940	92,845
Employee benefit obligations	5,297	3,299
Other non-current liabilities	97,401
Total non-current liabilities	204,638	96,144
Equity:
Share capital	65,200	56,866
Other capital reserves	85,270
Share premium	4,260,737	187,465
Restricted reserves	1,586	1,586
Accumulated deficit	(1,736,617)	(1,033,249)
Total equity	2,676,176	(787,332)
Total equity and liabilities	₺ 7,881,363	₺ 1,964,957